Derivative and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities
Derivatives and Hedging Activities
Risk Management Objective
The Company may use derivative financial instruments, including interest rate swaps, caps, options, floors and other interest rate derivative contracts, to hedge all or a portion of the interest rate risk associated with its borrowings. Certain foreign investments expose the Company to fluctuations in foreign interest rates and exchange rates. These fluctuations may impact the value of the Company’s cash receipts and payments in terms of the Company’s functional currency. The Company enters into derivative financial instruments to protect the value or fix the amount of certain obligations in terms of its functional currency, the U.S. dollar ("USD").
The principal objective of such arrangements is to minimize the risks and/or costs associated with the Company’s operating and financial structure as well as to hedge specific anticipated transactions. The Company does not intend to utilize derivatives for speculative or other purposes other than interest rate and currency risk management. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company only enters into derivative financial instruments with counterparties with high credit ratings and with major financial institutions with which the Company and its related parties may also have other financial relationships. The Company does not anticipate that any such counterparties will fail to meet their obligations.
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Balance Sheet as of June 30, 2016 and December 31, 2015:

(In thousands)	Balance Sheet Location	June 30, 2016	December 31, 2015
Derivatives designated as hedging instruments:
Interest rate swaps (GBP)	Derivatives assets, at fair value	$—	$567
Interest rate swaps (GBP)	Derivatives liabilities, at fair value	(11,443)	(3,313)
Interest rate swaps (EUR)	Derivatives liabilities, at fair value	(4,942)	(2,715)
Total		$(16,385)	$(5,461)
Derivatives not designated as hedging instruments:
Foreign currency forwards (EUR-USD)	Derivative assets, at fair value	$1,014	$1,113
Foreign currency forwards (GBP-USD)	Derivative assets, at fair value	2,990	1,090
Interest rate swaps (EUR)	Derivatives liabilities, at fair value	(860)	—
Cross currency swaps (GBP)	Derivative assets, at fair value	948	509
Cross currency swaps (EUR)	Derivative assets, at fair value	1,607	2,533
Total		$5,699	$5,245

The table below presents a gross presentation, the effects of offsetting, and a net presentation of the Company's derivatives as of June 30, 2016 and December 31, 2015. The net amounts of derivative assets or liabilities can be reconciled to the tabular disclosure of fair value. The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the accompanying consolidated balance sheets.

					Gross Amounts Not Offset on the Balance Sheet
(In thousands)	Gross Amounts of Recognized Assets	Gross Amounts of Recognized (Liabilities)	Gross Amounts Offset on the Balance Sheet	Net Amounts of Assets (Liabilities) presented on the Balance Sheet	Financial Instruments	Cash Collateral Received (Posted)	Net Amount
June 30, 2016	$6,559	$(17,245)	$—	$(10,686)	$—	$—	$(10,686)
December 31, 2015	$5,812	$(6,028)	$—	$(216)	$—	$—	$(216)

In addition to the above derivative arrangements, the Company also uses non-derivative financial instruments to hedge its exposure to foreign currency exchange rate fluctuations as part of its risk management program, including foreign denominated debt issued and outstanding with third parties to protect the value of its net investments in foreign subsidiaries against exchange rate fluctuations. The Company draws foreign currency advances under its Credit Facility to fund certain investments in the respective local currency which creates a natural hedge against the original equity invested in the real estate investments, removing the need for the final cross currency swaps (See Note 4 — Revolving Credit Facility). As further discussed below, in conjunction with the restructuring of the cross currency swaps on February 4, 2015, foreign currency advances of €110.5 million and £68.5 million were drawn under the Company’s Credit Facility. The Company separately designated each foreign currency draw as a net investment hedge under ASC 815. Effective May 17, 2015, the Company modified the hedging relationship and designated all current and future foreign currency draws as net investment hedges.
Interest Rate Swaps
The Company’s objectives in using interest rate swaps are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.
As of June 30, 2016 and December 31, 2015, the Company had the following outstanding interest rate swaps that were designated as cash flow hedges of interest rate risk:

	June 30, 2016		December 31, 2015
Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest rate swaps (GBP)	27	$631,357	27	$697,925
Interest rate swaps (EUR)	14	536,202	16	561,282
Total	41	$1,167,559	43	$1,259,207

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income (loss) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction impacts earnings. During 2016, such derivatives were used to hedge the variable cash flows associated with variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the three and six months ended June 30, 2016, the Company recorded losses of $0.5 million and $0.5 million of ineffectiveness in earnings, respectively. During the three and six months ended June 30, 2015, the Company recorded losses of $0.1 million and $0.1 million of ineffectiveness in earnings, respectively.
Amounts reported in accumulated other comprehensive income (loss) related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt. During the next 12 months, the Company estimates that an additional $5.9 million will be reclassified from other comprehensive income (loss) as an increase to interest expense.
The table below details the location in the financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the three and six months ended June 30, 2016 and 2015.

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2016	2015	2016	2015
Amount of (loss) gain recognized in accumulated other comprehensive income (loss) from derivatives (effective portion)	$(5,071)	$1,694	$(14,661)	$13,209
Amount of loss reclassified from accumulated other comprehensive income (loss) into income as interest expense (effective portion)	$(1,333)	$(906)	$(2,591)	$(1,727)
Amount of loss recognized in income on derivative instruments (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	$(461)	$(62)	$(492)	$(65)

Cross Currency Swaps Previously Designated as Net Investment Hedges
The Company is exposed to fluctuations in foreign exchange rates on property investments in foreign countries which pay rental income, incur property related expenses and hold debt instruments in currencies other than its functional currency, the USD. The Company uses foreign currency derivatives including cross currency swaps to hedge its exposure to changes in foreign exchange rates on certain of its foreign investments. Cross currency swaps involve fixing the applicable exchange rate for delivery of a specified amount of foreign currency on specified dates.
On February 4, 2015, the Company restructured its cross currency swaps and replaced its initial US dollar equity funding in certain foreign real estate investments with foreign currency debt. As part of the restructuring, foreign currency advances of €110.5 million and £68.5 million were drawn under the Company’s Credit Facility which created a natural hedge against the original equity invested in the real estate investments, thus removing the need for the final equity notional component of the cross currency swaps. The cross currency swaps had been designated as net investment hedges through the date of the restructure. For derivatives designated as net investment hedges, the effective portion of changes in the fair value of the derivatives are reported in accumulated other comprehensive income (loss) (outside of earnings) as part of the cumulative translation adjustment. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated. The restructuring and settlement of the cross currency swaps resulted in a gain of approximately $19.0 million, with $10.1 million in proceeds received and $8.9 million retained by the bank as a reduction of outstanding Credit Facility balance as of June 30, 2015. The gain will remain in the cumulative translation adjustment (CTA) until such time as the net investments are sold or substantially liquidated in accordance with ASC 830. Following the restructuring noted above, these cross currency swaps no longer qualified for net investment hedge accounting treatment and as such, subsequent to February 5, 2015, all changes in fair value are recognized in earnings.
Foreign Denominated Debt Designated as Net Investment Hedges
Effective May 17, 2015, all foreign currency draws under the Credit Facility were designated as net investment hedges. As such, the effective portion of changes in value due to currency fluctuations are reported in accumulated other comprehensive income (loss) (outside of earnings) as part of the cumulative translation adjustment. The undesignated portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated, or if the Company should no longer possess a controlling interest.
As of June 30, 2016, total foreign currency advances under the Credit Facility were approximately $528.2 million, which reflects advances of £155.2 million ($207.9 million based upon an exchange rate of £1.00 to $1.34, as of June 30, 2016) and advances of €288.4 million ($320.3 million based upon an exchange rate of €1.00 to $1.11, as of June 30, 2016).
Prior to May 16, 2015, foreign currency advances, which were comprised of $92.1 million of Pound Sterling ("GBP") draws (based upon an exchange rate of $1.58 to £1.00, as of May 16, 2015) and $126.0 million of Euro ("EUR") draws (based upon an exchange rate of $1.14 to €1.00, as of May 16, 2015) were not designated as net investment hedges and, accordingly, the changes in value through May 16, 2015 due to currency fluctuations were reflected in earnings. As a result, the Company recorded remeasurement losses on the foreign denominated draws of $11.8 million and $2.9 million for the three and six months ended June 30, 2015, respectively. As of June 30, 2016, total outstanding draws under the Credit Facility denominated in foreign currency was $528.2 million, and total net investments in real estate denominated in foreign currency was $440.2 million, this resulted in an undesignated excess position of $88.0 million (comprised of £36.5 million and €35.2 million draws). The Company recorded gains of $4.3 million and $4.2 million for the three and six months ended June 30, 2016, respectively, due to currency changes on the undesignated excess of the foreign currency advances over the related net investments. The Company recorded losses of $0.5 million and gains of $0.9 million for the three and six months ended June 30, 2015, respectively, due to currency changes on the undesignated excess of the foreign currency advances over the related net investments. For the portion of foreign draws now designated as net investment hedges there were no additional remeasurement gains (losses) for the quarter ended June 30, 2016.
Non-designated Derivatives
The Company is exposed to fluctuations in the exchange rates of its functional currency, the USD, against the GBP and the EUR. The Company uses foreign currency derivatives including currency forward and cross currency swap agreements to manage its exposure to fluctuations in GBP-USD and EUR-USD exchange rates. While these derivatives are hedging the fluctuations in foreign currencies, they do not meet the strict hedge accounting requirements to be classified as hedging instruments. Changes in the fair value of derivatives not designated as hedges under qualifying hedging relationships are recorded directly in net income (loss). During the third quarter 2015, the Company identified errors in accounting for the cross currency derivatives that were no longer designated as hedges subsequent to their restructuring on February 4, 2015 which resulted in the Company recording additional gain on derivative investments of $0.5 million during the three and six months ended June 30, 2015 (see Note 2 — Summary of Significant Accounting Policies). The Company recorded total gains of $3.8 million and $3.5 million on the non-designated hedges for the three and six months ended June 30, 2016, respectively. The Company recorded total losses of $3.7 million and gains of $0.5 million on the non-designated hedges for the three and six months ended June 30, 2015, respectively.
As of June 30, 2016 and December 31, 2015, the Company had the following outstanding derivatives that were not designated as hedges under qualifying hedging relationships.

	June 30, 2016		December 31, 2015
Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Foreign currency forwards (GBP - USD)	33	$20,610	40	$6,628
Foreign currency forwards (EUR - USD)	19	29,859	15	6,139
Cross currency swaps (GBP - USD)	7	66,978	9	82,843
Cross currency swaps (EUR - USD)	5	101,660	5	99,847
Interest rate swaps (EUR)	2	35,269	—	—
Total	66	$254,376	69	$195,457

Credit-risk-related Contingent Features
The Company has agreements with each of its derivative counterparties that contain a provision where if the Company either defaults or is capable of being declared in default on any of its indebtedness, then the Company could also be declared in default on its derivative obligations.
As of June 30, 2016, the fair value of derivatives in a net liability position including accrued interest but excluding any adjustment for nonperformance risk related to these agreements was $18.9 million. As of June 30, 2016, the Company had not posted any collateral related to these agreements and was not in breach of any agreement provisions. If the Company had breached any of these provisions, it could have been required to settle its obligations under the agreements at their aggregate termination value.

Derivatives and Hedging Activities
Risk Management Objective of Using Derivatives
The Company uses derivative financial instruments, including interest rate swaps, caps, options, floors and other interest rate derivative contracts, to hedge all or a portion of the interest rate risk associated with its borrowings. Certain foreign investments expose the Company to fluctuations of foreign interest rates and exchange rates. These fluctuations may impact the value of the Company’s cash receipts and payments in terms of the Company’s functional currency. The Company enters into derivative financial instruments to protect the value or fix the amount of certain obligations in terms of its functional currency, the U.S. dollar ("USD").
The principal objective of such arrangements is to minimize the risks and/or costs associated with the Company's operating and financial structure as well as to hedge specific anticipated transactions. The Company does not intend to utilize derivatives for speculative or other purposes other than interest rate and currency risk management. The use of derivative financial instruments carries certain risks, including the risk that the counterparties to these contractual arrangements are not able to perform under the agreements. To mitigate this risk, the Company only enters into derivative financial instruments with counterparties with high credit ratings and with major financial institutions with which the Company and its affiliates may also have other financial relationships. The Company does not anticipate that any such counterparties will fail to meet their obligations.
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the consolidated balance sheets as of December 31, 2015 and 2014:

		December 31,
(In thousands)	Balance Sheet Location	2015	2014
Derivatives designated as hedging instruments:
Interest rate swaps (GBP)	Derivative assets, at fair value	$567	$18
Cross currency swaps (GBP)	Derivative assets, at fair value	—	4,517
Cross currency swaps (EUR)	Derivative assets, at fair value	—	7,219
Interest rate swaps (GBP)	Derivative liabilities, at fair value	(3,313)	(4,353)
Interest rate swaps (EUR)	Derivative liabilities, at fair value	(2,715)	(1,315)
Cross currency swaps (GBP)	Derivative liabilities, at fair value	—	(447)
Total		$(5,461)	$5,639
Derivatives not designated as hedging instruments:
Foreign currency forwards (EUR-USD)	Derivative assets, at fair value	$1,113	$736
Foreign currency forwards (GBP-USD)	Derivative assets, at fair value	1,090	1,148
Cross currency swaps (GBP)	Derivative assets, at fair value	509	—
Cross currency swaps (EUR)	Derivative assets, at fair value	2,533	—
Total		$5,245	$1,884

The table below presents a gross presentation, the effects of offsetting, and a net presentation of the Company's derivatives as of December 31, 2015 and 2014. The net amounts of derivative assets or liabilities can be reconciled to the tabular disclosure of fair value. The tabular disclosure of fair value provides the location that derivative assets and liabilities are presented on the accompanying consolidated balance sheets.

					Gross Amounts Not Offset on the Balance Sheet
(In thousands)	Gross Amounts of Recognized Assets	Gross Amounts of Recognized (Liabilities)	Gross Amounts Offset on the Balance Sheet	Net Amounts of Assets (Liabilities) presented on the Balance Sheet	Financial Instruments	Cash Collateral Received (Posted)	Net Amount
December 31, 2015	$5,812	$(6,028)	$—	$(216)	$—	$—	$(216)
December 31, 2014	$13,638	$(6,115)	$—	$7,523	$—	$—	$7,523

In addition to the above derivative arrangements, the Company also uses non-derivative financial instruments to hedge its exposure to foreign currency exchange rate fluctuations as part of its risk management program, including foreign denominated debt issued and outstanding with third parties to protect the value of its net investments in foreign subsidiaries against exchange rate fluctuations. The Company draws foreign currency advances under its Credit Facility to fund certain investments in the respective local currency which creates a natural hedge against the original equity invested in the real estate investments, removing the need for the final cross currency swaps (See Note 4 — Revolving Credit Facility). As further discussed below, in conjunction with the restructuring of the cross currency swaps on February 4, 2015, foreign currency advances of €110.5 million and £68.5 million were drawn under the Company’s Credit Facility. The Company separately designated each foreign currency draw as a net investment hedge under ASC 815. Effective May 17, 2015, the Company modified the hedging relationship and designated all foreign currency draws as net investment hedges to the extent of the Company’s net investment in foreign subsidiaries. To the extent foreign draws in each currency exceed the net investment, the Company reflects the effects of changes in currency on such excess in earnings. As of December 31, 2015, the Company had draws of £36.0 million and €27.9 million in excess of its net investments.
.
Interest Rate Swaps
The Company’s objectives in using interest rate swaps are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.
As of December 31, 2015 and 2014, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

	December 31, 2015		December 31, 2014
Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Interest rate swaps (GBP)	27	$697,925	20	$371,225
Interest rate swaps (EUR)	16	561,282	10	282,999
Total	43	$1,259,207	30	$654,224

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income (loss) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction impacts earnings. During 2015, such derivatives were used to hedge the variable cash flows associated with variable-rate debt. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. During the year ended December 31, 2015, the Company recorded a loss of $0.4 million of ineffectiveness in earnings. During the years ended December 31, 2014 and 2013 there were no losses due to ineffectiveness.
During the year ended December 31, 2015, the Company terminated/partially terminated two of its interest rate swaps and accelerated the reclassification of amounts in other comprehensive income (loss) to net income (loss) as a result of the hedged forecasted transactions becoming probable not to occur. The accelerated amounts were a loss of $38,000.
Amounts reported in accumulated other comprehensive income (loss) related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt. During the next 12 months, the Company estimates that an additional $4.4 million will be reclassified from other comprehensive income (loss) as an increase to interest expense.
The table below details the location in the financial statements of the gain or loss recognized on interest rate derivatives designated as cash flow hedges for the years ended December 31, 2015, 2014 and 2013.

	Year Ended December 31,
(In thousands)	2015	2014	2013
Amount of gain (loss) recognized in accumulated other comprehensive (loss) income from derivatives (effective portion)	$8,800	5,670	$(1,901)
Amount of loss reclassified from accumulated other comprehensive income (loss) into income as interest expense (effective portion)	$(4,166)	(2,087)	$(123)
Amount of loss recognized in income on derivative instruments (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	$(371)	—	$—

Cross Currency Swaps Designated as Net Investment Hedges
The Company is exposed to fluctuations in foreign exchange rates on property investments in foreign countries which pay rental income, incur property related expenses and hold debt instruments in currencies other than its functional currency, the USD. The Company uses foreign currency derivatives including cross currency swaps to hedge its exposure to changes in foreign exchange rates on certain of its foreign investments. Cross currency swaps involve fixing the applicable exchange rate for delivery of a specified amount of foreign currency on specified dates.
On February 4, 2015, the Company restructured its cross currency swaps and replaced its initial US dollar equity funding in certain foreign real estate investments with foreign currency debt. As part of the restructuring, foreign currency advances of €110.5 million and £68.5 million were drawn under the Company’s Credit Facility which created a natural hedge against the original equity invested in the real estate investments, thus removing the need for the final equity notional component of the cross currency swaps. Through February 4, 2015, these cross currency swaps had been designated as net investment hedges. For derivatives designated as net investment hedges, the effective portion of changes in the fair value of the derivatives are reported in accumulated other comprehensive income (loss) (outside of earnings) as part of the cumulative translation adjustment. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated. The restructuring and settlement of the cross currency swaps resulted in a gain of approximately $19.0 million, with $10.1 million in proceeds received and $8.9 million retained by the bank as a reduction of outstanding Credit Facility balance. The gain will remain in the cumulative translation adjustment (CTA) until such time as the net investments are sold or substantially liquidated in accordance with ASC 830. Following the restructuring noted above, these cross currency swaps no longer qualified for net investment hedge accounting treatment and as such all changes in fair value from February 5, 2015 through December 31, 2015 were recognized in earnings.
As of December 31, 2015, the Company did not have any outstanding derivative instruments designated as net investment hedges. The Company had the following outstanding cross currency swaps that were used to hedge its net investments in foreign operations at December 31, 2014:

	December 31, 2014
Derivatives	Number of Instruments (1)		Notional Amount (1)
			(In thousands)
Cross currency swaps (GBP-USD)	5		$107,623
Cross currency swaps (EUR-USD)	10	—	134,285
Total	15		$241,908
____________________________________

(1)	Payments and obligations pursuant to these foreign currency swap agreements are guaranteed by the Company, ARC Global Holdco, LLC and the OP.
Foreign Denominated Debt Designated as Net Investment Hedges
Effective May 17, 2015, all foreign currency draws under the Credit Facility were designated as net investment hedges. As such, the effective portion of changes in value due to currency fluctuations are reported in accumulated other comprehensive income (loss) (outside of earnings) as part of the cumulative translation adjustment. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts are reclassified out of accumulated other comprehensive income (loss) into earnings when the hedged net investment is either sold or substantially liquidated.
As of December 31, 2015, total foreign currency advances under the Credit Facility were approximately $551.8 million, which reflects advances of £160.2 million ($237.2 million based upon an exchange rate of £1.00 to $1.48 as of December 31, 2015) and advances of €288.4 million ($314.6 million based upon an exchange rate of €1.00 to $1.09, as of December 31, 2015). The Company recorded gains of $5.1 million and $1.4 million for the years ended December 31, 2015 and 2014, respectively, due to the ineffectiveness resulting from the over-hedged position of the foreign currency advances over the related net investments. The Company did not recorded any gains (losses) for the year ended December 31, 2013 due to the ineffectiveness resulting from over-hedging in foreign currency advances over the related net investments.
Prior to May 16, 2015, foreign currency advances which comprised of $92.1 million of Pound Sterling ("GBP") draws (based upon an exchange rate of $1.58 to £1.00, as of May 16, 2015) and $126.0 million of Euro ("EUR") draws (based upon an exchange rate of $1.14 to €1.00, as of May 16, 2015) were not designated as net investment hedges and, accordingly, the changes in value through May 16, 2015 due to currency fluctuations were reflected in earnings. As a result, the Company recorded remeasurement losses on the foreign denominated draws of $3.6 million for the year ended December 31, 2015. No such remeasurement gains (losses) were recorded on the foreign denominate draws for the years ended December 31, 2014 and 2013. As of December 31, 2015, total outstanding draws under the Credit Facility denominated in foreign currency was $551.8 million, and total net investments in real estate denominated in foreign currency was $468.3 million, this resulted in an overhedge position of $83.5 million (comprised of £36.0 million and €27.9 million draws). As all foreign draws are now designated as net investment hedges there were no additional remeasurement gains (losses) for the year ended December 31, 2015.
Non-designated Derivatives
The Company is exposed to fluctuations in the exchange rates of its functional currency, the USD, against the GBP and the EUR. The Company uses foreign currency derivatives including currency forward and cross currency swap agreements to manage its exposure to fluctuations in GBP-USD and EUR-USD exchange rates. While these derivatives are hedging the fluctuations in foreign currencies, they do not meet the strict hedge accounting requirements to be classified as hedging instruments. Changes in the fair value of derivatives not designated as hedges under qualifying hedging relationships are recorded directly in net income (loss). The Company recorded total gains of $3.9 million and $1.9 million on the non-designated hedges for the years ended December 31, 2015 and 2014, respectively. The Company did not have any non-designated hedges during the year ended December 31, 2013 and therefore did not record any gains (losses).
As of December 31, 2015 and 2014, the Company had the following outstanding derivatives that were not designated as hedges under qualifying hedging relationships.

	December 31, 2015		December 31, 2014
Derivatives	Number of Instruments	Notional Amount	Number of Instruments	Notional Amount
		(In thousands)		(In thousands)
Foreign currency forwards (GBP - USD)	40	$6,628	80	$13,664
Foreign currency forwards (EUR - USD)	15	6,139	31	12,699
Cross currency swaps (GBP - USD)	9	82,843	—	—
Cross currency swaps (EUR - USD)	5	99,847	—	—
Total	69	$195,457	111	$26,363

Credit-risk-related Contingent Features
The Company has agreements with each of its derivative counterparties that contain a provision where if the Company either defaults or is capable of being declared in default on any of its indebtedness, then the Company could also be declared in default on its derivative obligations.
As of December 31, 2015, the fair value of derivatives in net liability position including accrued interest but excluding any adjustment for nonperformance risk related to these agreements was $7.1 million. As of December 31, 2015, the Company had not posted any collateral related to these agreements and was not in breach of any agreement provisions. If the Company had breached any of these provisions, it could have been required to settle its obligations under the agreements at their aggregate termination value.